Vessel Operating and Supervision Costs	12 Months Ended
Dec. 31, 2017
Vessel Operating and Supervision Costs
Vessel Operating and Supervision Costs

15. Vessel Operating and Supervision Costs

        An analysis of vessel operating and supervision costs is as follows:

	For the year ended December 31,
	2015	2016	2017
Employee costs	8,771	10,012	10,657
Crew wages	49,254	53,593	61,995
Technical maintenance expenses	20,364	29,520	28,736
Provisions and stores	4,962	5,191	6,367
Insurance expenses	7,407	7,396	7,045
Management fees	375	188	—
Vessels' tax	3,010	1,473	2,312
Other operating expenses	4,409	5,259	5,374

Total	98,552	112,632	122,486